Property, plant and equipment, net (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

	As of March 31,
	2024	2023
Computer equipment	$2,832	$5,791
Office equipment, fixtures and furniture	15,769	16,578
Subtotal	18,601	22,369
Less: Accumulated depreciation	(16,206)	(17,597)
Total	$2,395	$4,772

	As of March 31,
	2022	2021

Computer equipment	$22,690	$22,690
Office equipment, fixtures and furniture	22,178	22,178
Subtotal	44,868	44,868
Less: Accumulated depreciation	(34,209)	(29,515)
Total	$10,659	$15,353